Master Trust - Summary of Changes in Net Assets (Details) - GMHP $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Changes in Net Assets:
Net appreciation (depreciation) in fair value of investments	$ 55
Net investment income (loss)	8,085
Administrative expenses not directly allocated to the plans and other expenses	(86)
Net increase (decrease) in net assets available for benefits	4,076
Net assets
Beginning of year	51,639
End of year	55,715
Master Trust
Changes in Net Assets:
Caterpillar Inc. common stock net appreciation (depreciation) in fair value of investments	2,130,526
Net appreciation (depreciation) in fair value of investments	2,259,604
Interest	113,520
Caterpillar Inc. common stock dividends	60,066
Dividends	73,519
Other income	7,243
Net investment income (loss)	4,644,478
Transfers, net	(460,114)
Administrative expenses not directly allocated to the plans and other expenses	(17,865)
Net increase (decrease) in net assets available for benefits	4,166,499
Net assets
Beginning of year	18,345,347
End of year	$ 22,511,846